CONSOLIDATED BALANCE SHEETS	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 630,021,303	$ 86,312,565	¥ 872,573,460
Term deposits	274,351,895	37,586,056	97,555,565
Restricted cash	216,395,796	29,646,103	107,666,733
Accounts receivable, net	131,921,419	18,073,160	94,956,170
Inventories	649,177,719	88,936,983	392,790,141
Prepayments and other current assets	267,938,339	36,707,402	195,072,129
Total current assets	2,169,806,471	297,262,269	1,760,614,198
Non-current assets
Property, plant and equipment, net	320,013,632	43,841,688	323,112,366
Intangible assets, net	1,043,801	143,000	1,306,401
Operating lease right-of-use assets	71,223,350	9,757,559	76,821,285
Deferred income tax assets	31,752,254	4,350,041	20,747,021
Other non-current assets	19,318,659	2,646,645	6,730,378
Total non-current assets	443,351,696	60,738,933	428,717,451
Total assets	2,613,158,167	358,001,202	2,189,331,649
Current liabilities
Short-term bank borrowings	200,000,000	27,399,888	100,000,000
Notes payable (including notes payable of VIE without recourse to the Company were RMB167,282,688 and RMB294,348,768 as of December 31, 2023 and 2024, respectively)	294,348,768	40,325,616	167,282,688
Accounts payable (including accounts payable of VIE without recourse to the Company of RMB575,235,413 and RMB856,557,922 as of December 31, 2023 and 2024, respectively)	869,015,140	119,054,586	575,724,288
Income taxes payable (including income taxes payable of VIE without recourse to the Company of RMB1,195,114 and RMB909,115 as of December 31, 2023 and 2024, respectively)	1,071,914	146,852	1,357,913
Advances from customers (including advances from customers of VIE without recourse to the Company of RMB16,399,926 and RMB32,623,364 as of December 31, 2023 and 2024, respectively)	35,892,860	4,917,302	19,304,488
Deferred revenue-current (including deferred revenue-current of VIE without recourse to the Company of RMB41,755,097 and RMB50,247,103 as of December 31, 2023 and 2024, respectively)	50,247,103	6,883,825	41,755,097
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB151,286,008 and RMB192,470,955 as of December 31, 2023 and 2024, respectively)	201,356,008	27,585,659	165,511,396
Total current liabilities	1,651,931,793	226,313,728	1,070,935,870
Non-current liabilities
Deferred revenue-non-current (including deferred revenue non-current of VIE without recourse to the Company of RMB13,168,111 and RMB16,886,859 as of December 31, 2023 and 2024, respectively)	16,886,859	2,313,490	13,168,111
Deferred income tax liabilities (including deferred income tax liabilities of VIE without recourse to the Company of RMB2,362,494 and RMB3,269,464 as of December 31, 2023 and 2024, respectively)	3,269,464	447,915	2,362,494
Operating lease liabilities-non-current (including operating lease liabilities of VIE without recourse to the Company were RMB280,421 and RMB89,990 as of December 31, 2023 and 2024, respectively)	89,990	12,329	280,421
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of RMB8,968,519 and RMB9,697,841 as of December 31, 2023 and 2024, respectively)	9,697,841	1,328,599	8,968,519
Total non-current liabilities	29,944,154	4,102,333	24,779,545
Total liabilities	1,681,875,947	230,416,061	1,095,715,415
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	1,988,638,160	272,442,311	1,964,138,365
Accumulated other comprehensive loss	(3,129,362)	(428,721)	(9,495,674)
Accumulated deficit	(1,054,327,443)	(144,442,267)	(861,126,804)
Total shareholders' equity	931,282,220	127,585,141	1,093,616,234
Total liabilities and shareholders' equity	2,613,158,167	358,001,202	2,189,331,649
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	90,549	12,405	90,031
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	¥ 10,316	$ 1,413	¥ 10,316